Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Trump Media & Technology Group Corp.
Entity Central Index Key	0001849635
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false